Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income attributable to U.S. Bancorp	$ 7,963	$ 4,959	$ 6,914
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	(1,173)	3,806	1,504
Depreciation and amortization of premises and equipment	338	351	334
Amortization of intangibles	159	176	168
(Gain) loss on sale of loans held for sale	(1,135)	(2,193)	(762)
(Gain) loss on sale of securities and other assets	(398)	(344)	(469)
Loans originated for sale, net of repayments	(72,627)	(67,449)	(36,561)
Proceeds from sales of loans held for sale	74,315	65,468	33,303
Other, net	2,428	(1,058)	458
Net cash provided by operating activities	9,870	3,716	4,889
Investing Activities
Proceeds from sales of available-for-sale investment securities	16,075	15,596	11,252
Proceeds from maturities of held-to-maturity investment securities	1,093		9,137
Proceeds from maturities of available-for-sale investment securities	41,199	40,639	11,454
Purchases of held-to-maturity investment securities	(1,088)		(6,701)
Purchases of available-for-sale investment securities	(99,045)	(68,662)	(33,814)
Net increase (decrease) in loans outstanding	(17,459)	6,350	(9,871)
Proceeds from sales of loans	6,183	2,250	2,899
Purchases of loans	(4,466)	(11,622)	(3,805)
Net decrease (increase) in securities purchased under agreements to resell	18	645	(816)
Other, net	3	(636)	(1,295)
Net cash used in investing activities	(57,487)	(15,440)	(21,560)
Financing Activities
Net increase in deposits	26,313	67,854	16,441
Net increase (decrease) in short-term borrowings	30	(11,957)	9,584
Proceeds from issuance of long-term debt	2,626	14,501	9,899
Principal payments or redemption of long-term debt	(11,432)	(14,476)	(11,119)
Proceeds from issuance of preferred stock	2,221	486
Proceeds from issuance of common stock	43	15	88
Repurchase of preferred stock	(1,250)
Repurchase of common stock	(1,555)	(1,672)	(4,525)
Cash dividends paid on preferred stock	(308)	(300)	(302)
Cash dividends paid on common stock	(2,579)	(2,552)	(2,443)
Purchase of noncontrolling interests	(167)
Net cash provided by financing activities	13,942	51,899	17,623
Change in cash and due from banks	(33,675)	40,175	952
Cash and due from banks at beginning of period	62,580	22,405	21,453
Cash and due from banks at end of period	28,905	62,580	22,405
Supplemental Cash Flow Disclosures
Cash paid for income taxes	535	1,025	941
Cash paid for interest	1,061	2,199	4,404
Noncash transfer of held-to-maturity investment securities to available-for-sale			43,596
Noncash transfer of available-for-sale investment securities to held-to-maturity	41,823
Net noncash transfers to foreclosed property	14	23	60
Assets (sold) acquired	749	828	407
Liabilities sold (assumed)	(88)	(272)	36
Net	$ 661	$ 556	$ 443